Stock-based Compensation - 2023 Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value (in dollars per share)	$ 3.82	$ 1.79
Unrecognized compensation expense	$ 14,582	$ 7,839
Common Class A
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized	200,000,000	200,000,000
2023 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for issuance (in shares)	6,000,000
Number of shares authorized	15,000,000
Plan effective period		10 years
Shares issued (in shares)	2,400,000	4,800,000
Number of shares available for grant (in shares)	7,800,000	1,200,000